Cover	Dec. 03, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 03, 2020
Entity Registrant Name	SANDRIDGE ENERGY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-33784
Entity Tax Identification Number	20-8084793
Entity Address, Address Line One	1 E. Sheridan Ave
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73104
City Area Code	405
Local Phone Number	429-5500
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	SD
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001349436
Amendment Flag	false